Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000127985 | 05589K509 | BNY Mellon Floating Rate Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000127985 | 19248X307 | Cohen & Steers Preferred Securities and Income Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000127985 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000127985 | 46141Q584 | Bramshill Multi Strategy Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000127985 | 33738A131 | First Trust Preferred Securities and Income Fund Class I
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000127985 | 27827V402 | Eaton Vance Emerging Markets Debt Opportunities Fund Class I
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000127985 | 024524290 | American Beacon SiM High Yield Opportunities Fund Class Y, Class Y
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000127985 | 884891201 | Thompson Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127985 | 316175108 | Fidelity Government Portfolio Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127985 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127985 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127985 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127985 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127985 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000121122 | 05589K509 | BNY Mellon Floating Rate Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000121122 | 19248X307 | Cohen & Steers Preferred Securities and Income Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000121122 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000121122 | 46141Q584 | Bramshill Multi Strategy Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000121122 | 33738A131 | First Trust Preferred Securities and Income Fund Class I
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000121122 | 27827V402 | Eaton Vance Emerging Markets Debt Opportunities Fund Class I
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000121122 | 024524290 | American Beacon SiM High Yield Opportunities Fund Class Y, Class Y
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000121122 | 884891201 | Thompson Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121122 | 316175108 | Fidelity Government Portfolio Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121122 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121122 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121122 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121122 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121122 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	94.40%